Amount owing from/(to) related party (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transactions

Related party balance consisted of the following as of June 30, 2022 and December 31, 2021.

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Amount due from related party	$1,112	$1,174
Total Amount due from related party	$1,112	$1,174

Related party balance consisted of the following as of December 31, 2021 and December 31, 2020.

	Year ended Dec 31, 2021	Year ended Dec 31, 2020
	(Audited)	(Audited)
Amount due to related party (i)	$-	$647
Total Amount due to related party	$-	$647
Amount due from related party (ii)	$1,174	$-
Total Amount due from related party (ii)	$1,174	$-

(i)	The amount due to related party of $647 was from the Chief Executive Officer Dr. Sean for working capital purposes.
(ii)	The amount due from related party of $1,174 was from the shareholder of AngkasaX Global for Paid Up Capital.